Risk management - Structural Interest Rate Risk (Details) $ in Millions	12 Months Ended
	Dec. 31, 2017 MXN ($) item	Dec. 31, 2016 MXN ($)	Dec. 31, 2015 MXN ($)	Dec. 31, 2014 MXN ($)
Structural interest rate risk
Total Balance Sheet Assets	$ 1,329,191	$ 1,350,937	$ 1,175,834
Liabilities	(1,213,781)	(1,245,710)	(1,068,076)
Equity	(115,410)	(105,227)	(107,758)	$ (100,496)
Total Balance Sheet Liabilities	$ (1,329,191)	(1,350,937)
Period over which change in expected interest income is measured	12 months
Number of margins calculated | item	2
Total Shareholders' Equity Attributable to the Parent
Structural interest rate risk
Equity	$ (115,381)	(105,172)	(107,700)	$ (100,451)
Interest rate risk
Structural interest rate risk
Total Balance Sheet Assets	1,310,858	1,241,614	1,136,079
Total Balance Sheet Liabilities	(1,209,837)	(1,155,947)	(1,056,218)
Total Balance Sheet Gap	101,021	85,667	79,861
Total Off-Balance Sheet Gap	(561)	(6,638)	(9,233)
Interest rate risk | 1 month
Structural interest rate risk
Total Balance Sheet Assets	422,412	433,639	364,693
Total Balance Sheet Liabilities	(650,472)	(347,107)	(296,137)
Total Balance Sheet Gap	(228,060)	86,532	68,556
Total Off-Balance Sheet Gap	31,675	9,323	14,184
Total Structural Gap	(196,385)	95,854	82,741
Accumulated Gap	(196,385)	95,854	82,741
Interest rate risk | 3 months
Structural interest rate risk
Total Balance Sheet Assets	79,183	57,451	62,209
Total Balance Sheet Liabilities	(22,918)	(36,090)	(25,785)
Total Balance Sheet Gap	56,265	21,361	36,424
Total Off-Balance Sheet Gap	2,142	4,698	(896)
Total Structural Gap	58,407	26,058	35,527
Accumulated Gap	(137,978)	121,912	118,268
Interest rate risk | 6 months
Structural interest rate risk
Total Balance Sheet Assets	66,663	47,997	47,890
Total Balance Sheet Liabilities	(15,300)	(9,258)	(2,688)
Total Balance Sheet Gap	51,363	38,739	45,202
Total Off-Balance Sheet Gap	(2,719)	(5,031)	(5,505)
Total Structural Gap	48,644	33,708	39,696
Accumulated Gap	(89,334)	155,620	157,965
Interest rate risk | 6 - 12 months
Structural interest rate risk
Total Balance Sheet Assets	30,733	39,112	27,853
Total Balance Sheet Liabilities	(10,931)	(34,252)	(24,653)
Total Balance Sheet Gap	19,802	4,860	3,200
Total Off-Balance Sheet Gap	(606)	(1,266)	(638)
Total Structural Gap	19,196	3,594	2,561
Accumulated Gap	(70,138)	159,214	160,526
Interest rate risk | 1 to 3 years
Structural interest rate risk
Total Balance Sheet Assets	163,540	166,773	130,236
Total Balance Sheet Liabilities	(36,682)	(299,945)	(229,140)
Total Balance Sheet Gap	126,858	(133,172)	(98,904)
Total Off-Balance Sheet Gap	(35)	5,995	(1,990)
Total Structural Gap	126,823	(127,178)	(100,894)
Accumulated Gap	56,685	32,036	59,632
Interest rate risk | 3 to 5 years
Structural interest rate risk
Total Balance Sheet Assets	60,241	44,827	47,804
Total Balance Sheet Liabilities	(35,173)	(7,255)	(26,924)
Total Balance Sheet Gap	25,068	37,572	20,880
Total Off-Balance Sheet Gap	(6,798)	(3,781)	1,797
Total Structural Gap	18,270	33,791	22,678
Accumulated Gap	74,955	65,827	82,310
Interest rate risk | More than 5 years/2023 and thereafter
Structural interest rate risk
Total Balance Sheet Assets	106,599	92,988	109,984
Total Balance Sheet Liabilities	(2,869)	(36,420)	(27,078)
Total Balance Sheet Gap	103,730	56,568	82,906
Total Off-Balance Sheet Gap	(24,220)	(11,111)	(3,916)
Total Structural Gap	79,510	45,457	78,991
Accumulated Gap	154,465	111,284	161,301
Interest rate risk | Not Sensitive
Structural interest rate risk
Total Balance Sheet Assets	381,489	358,827	345,410
Total Balance Sheet Liabilities	(435,493)	(385,620)	(423,813)
Total Balance Sheet Gap	(54,004)	(26,793)	(78,403)
Total Off-Balance Sheet Gap		(5,464)	(12,269)
Total Structural Gap	(54,004)	(32,255)	(90,673)
Accumulated Gap	100,461	79,028	70,627
Interest rate risk | Total Shareholders' Equity Attributable to the Parent
Structural interest rate risk
Equity	(116,134)	(105,283)	(98,424)
Interest rate risk | Total Shareholders' Equity Attributable to the Parent | Not Sensitive
Structural interest rate risk
Equity	(116,134)	(105,283)	(98,424)
Interest rate risk | Money Market
Structural interest rate risk
Liabilities	(113,294)	(205,188)	(251,123)
Interest rate risk | Money Market | 1 month
Structural interest rate risk
Liabilities	(20,523)	(44,538)	(24,661)
Interest rate risk | Money Market | 3 months
Structural interest rate risk
Liabilities	(791)	(22,754)	(17,503)
Interest rate risk | Money Market | 6 months
Structural interest rate risk
Liabilities		(2,364)
Interest rate risk | Money Market | Not Sensitive
Structural interest rate risk
Liabilities	(91,981)	(135,532)	(208,959)
Interest rate risk | Deposits
Structural interest rate risk
Liabilities	(597,248)	(551,067)	(467,936)
Interest rate risk | Deposits | 1 month
Structural interest rate risk
Liabilities	(567,359)	(239,723)	(213,996)
Interest rate risk | Deposits | 3 months
Structural interest rate risk
Liabilities	(15,954)	(12,275)	(7,887)
Interest rate risk | Deposits | 6 months
Structural interest rate risk
Liabilities	(9,378)	(2,824)	(1,951)
Interest rate risk | Deposits | 6 - 12 months
Structural interest rate risk
Liabilities	(4,535)	(31,574)	(22,852)
Interest rate risk | Deposits | 1 to 3 years
Structural interest rate risk
Liabilities	(22)	(264,671)	(221,250)
Interest rate risk | Trade finance
Structural interest rate risk
Liabilities		(308)	(518)
Interest rate risk | Trade finance | Not Sensitive
Structural interest rate risk
Liabilities		(308)	(518)
Interest rate risk | Long-Term Funding
Structural interest rate risk
Liabilities	(184,681)	(179,255)	(162,331)
Interest rate risk | Long-Term Funding | 1 month
Structural interest rate risk
Liabilities	(62,590)	(62,846)	(57,480)
Interest rate risk | Long-Term Funding | 3 months
Structural interest rate risk
Liabilities	(6,173)	(1,061)	(395)
Interest rate risk | Long-Term Funding | 6 months
Structural interest rate risk
Liabilities	(5,922)	(4,070)	(737)
Interest rate risk | Long-Term Funding | 6 - 12 months
Structural interest rate risk
Liabilities	(6,396)	(2,678)	(1,801)
Interest rate risk | Long-Term Funding | 1 to 3 years
Structural interest rate risk
Liabilities	(36,660)	(35,274)	(7,890)
Interest rate risk | Long-Term Funding | 3 to 5 years
Structural interest rate risk
Liabilities	(35,173)	(7,255)	(26,924)
Interest rate risk | Long-Term Funding | More than 5 years/2023 and thereafter
Structural interest rate risk
Liabilities	(2,869)	(36,420)	(27,078)
Interest rate risk | Long-Term Funding | Not Sensitive
Structural interest rate risk
Liabilities	(28,898)	(29,651)	(40,026)
Interest rate risk | Other Liabilities
Structural interest rate risk
Liabilities	(198,480)	(114,846)	(75,886)
Interest rate risk | Other Liabilities | Not Sensitive
Structural interest rate risk
Liabilities	(198,480)	(114,846)	(75,886)
Interest rate risk | Money Market
Structural interest rate risk
Total Balance Sheet Assets	80,851	146,736	101,554
Interest rate risk | Money Market | 1 month
Structural interest rate risk
Total Balance Sheet Assets	41,236	38,460	47,337
Interest rate risk | Money Market | 3 months
Structural interest rate risk
Total Balance Sheet Assets		203
Interest rate risk | Money Market | 6 months
Structural interest rate risk
Total Balance Sheet Assets	11	104	1
Interest rate risk | Money Market | 6 - 12 months
Structural interest rate risk
Total Balance Sheet Assets	11	11	10
Interest rate risk | Money Market | 1 to 3 years
Structural interest rate risk
Total Balance Sheet Assets	41	44	37
Interest rate risk | Money Market | 3 to 5 years
Structural interest rate risk
Total Balance Sheet Assets	10	32	36
Interest rate risk | Money Market | More than 5 years/2023 and thereafter
Structural interest rate risk
Total Balance Sheet Assets			9
Interest rate risk | Money Market | Not Sensitive
Structural interest rate risk
Total Balance Sheet Assets	39,543	107,882	54,124
Interest rate risk | Loans and advances
Structural interest rate risk
Total Balance Sheet Assets	697,027	647,729	603,402
Interest rate risk | Loans and advances | 1 month
Structural interest rate risk
Total Balance Sheet Assets	357,785	349,076	287,578
Interest rate risk | Loans and advances | 3 months
Structural interest rate risk
Total Balance Sheet Assets	62,290	45,789	50,898
Interest rate risk | Loans and advances | 6 months
Structural interest rate risk
Total Balance Sheet Assets	27,359	42,250	42,918
Interest rate risk | Loans and advances | 6 - 12 months
Structural interest rate risk
Total Balance Sheet Assets	28,877	36,673	24,782
Interest rate risk | Loans and advances | 1 to 3 years
Structural interest rate risk
Total Balance Sheet Assets	99,802	82,230	75,456
Interest rate risk | Loans and advances | 3 to 5 years
Structural interest rate risk
Total Balance Sheet Assets	45,376	37,336	35,830
Interest rate risk | Loans and advances | More than 5 years/2023 and thereafter
Structural interest rate risk
Total Balance Sheet Assets	75,518	67,475	93,113
Interest rate risk | Loans and advances | Not Sensitive
Structural interest rate risk
Total Balance Sheet Assets	20	(13,100)	(7,173)
Interest rate risk | Intragroup
Structural interest rate risk
Total Balance Sheet Assets	(72)	343	127
Interest rate risk | Intragroup | Not Sensitive
Structural interest rate risk
Total Balance Sheet Assets	(72)	343	127
Interest rate risk | Securities
Structural interest rate risk
Total Balance Sheet Assets	346,672	356,407	370,279
Interest rate risk | Securities | 1 month
Structural interest rate risk
Total Balance Sheet Assets	23,391	46,103	29,778
Interest rate risk | Securities | 3 months
Structural interest rate risk
Total Balance Sheet Assets	16,893	11,459	11,311
Interest rate risk | Securities | 6 months
Structural interest rate risk
Total Balance Sheet Assets	39,293	5,643	4,971
Interest rate risk | Securities | 6 - 12 months
Structural interest rate risk
Total Balance Sheet Assets	1,845	2,428	3,061
Interest rate risk | Securities | 1 to 3 years
Structural interest rate risk
Total Balance Sheet Assets	63,697	84,499	54,743
Interest rate risk | Securities | 3 to 5 years
Structural interest rate risk
Total Balance Sheet Assets	14,855	7,459	11,938
Interest rate risk | Securities | More than 5 years/2023 and thereafter
Structural interest rate risk
Total Balance Sheet Assets	31,081	25,513	16,862
Interest rate risk | Securities | Not Sensitive
Structural interest rate risk
Total Balance Sheet Assets	155,618	173,303	237,615
Interest rate risk | Permanent
Structural interest rate risk
Total Balance Sheet Assets	472	5,535	5,310
Interest rate risk | Permanent | Not Sensitive
Structural interest rate risk
Total Balance Sheet Assets	472	5,535	5,310
Interest rate risk | Other Assets.
Structural interest rate risk
Total Balance Sheet Assets	185,908	84,864	55,407
Interest rate risk | Other Assets. | Not Sensitive
Structural interest rate risk
Total Balance Sheet Assets	$ 185,908	$ 84,864	$ 55,407
Net interest income risk
Structural interest rate risk
Period covered by sensitivity analysis	1 year	1 year	1 year
Percentage of reasonably possible increase in risk assumption	1.00%	1.00%	1.00%
Increase (decrease) in risk consumption due to reasonably possible increase in risk assumption	$ 900	$ 1,100	$ 1,247
Market value of equity
Structural interest rate risk
Percentage of reasonably possible increase in risk assumption	1.00%	1.00%	1.00%
Increase (decrease) in risk consumption due to reasonably possible increase in risk assumption	$ 3,000	$ 3,700	$ 3,389